Provisions (Details) - Schedule of impairment of losses on contingent loan risks - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Outstanding exposure [Member]
Provisions (Details) - Schedule of impairment of losses on contingent loan risks [Line Items]
Warranty by endorsement and sureties	$ 224,079	$ 280,838
Confirmed foreign letters of credit	58,299	94,673
Issued foreign letters of credit	343,663	316,916
Performance guarantees	2,214,370	2,283,390
Undrawn credit lines	7,650,382	7,870,260
Other commitments	107,707	155,163
Total	10,598,500	11,001,240
ECL [Member]
Provisions (Details) - Schedule of impairment of losses on contingent loan risks [Line Items]
Warranty by endorsement and sureties	6,068	63
Confirmed foreign letters of credit	10	4
Issued foreign letters of credit	235	51
Performance guarantees	13,124	4,037
Undrawn credit lines	78,744	20,816
Other commitments
Total	$ 98,181	$ 24,971